SCHEDULE IV - Reinsurance Reinsurance (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross Amount	$ 82,847	$ 72,169	$ 59,881
Ceded to Other Companies	1,186	1,370	1,216
Net Amount	81,661	70,799	58,665
Property, Liability and Casualty Insurance Product Line
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross Amount	82,847	72,169	59,881
Ceded to Other Companies	1,186	1,370	1,216
Assumed From Other Companies	0	0	0
Net Amount	$ 81,661	$ 70,799	$ 58,665
Percentage of Amount Assumed to Net	0.00%	0.00%	0.00%